SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 6:-        SHAREHOLDERS' EQUITY

During the six-month period ended June 30, 2013, the Company's Board of Directors granted options to purchase a total of 217,500 Ordinary shares of the Company. 102,500 and 115,000 options were granted to employees and non-employees, respectively. The exercise prices for such options are from $ 4.92 to $ 5.50 per share, with vesting to occur in up to 4 years.

The following table presents the weighted-average assumptions used to estimate the fair values of the options granted in the periods presented:

	Six months ended June 30,
	2013	2012

Volatility	58%-83%	73%-88%
Risk-free interest rate	0.54%-1.59%	0.56%-2.00%
Dividend yield	0%	0%
Expected life (years) *)	4.0 - 6.0	3.8-4.7

*)	Excluding options that were granted to a consultant in connection with the mAb Funding Arrangement.

Weighted average fair value of options granted during the six-month periods ended June 30, 2013 and 2012 are $ 2.96 and $ 3.70, respectively.

As of June 30, 2013, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $ 4,309, which is expected to be recognized over a weighted average period of approximately 2.12 years.